Segment information and operations by geographic area	12 Months Ended
Dec. 31, 2016
Segment information and operations by geographic area
Segment information and operations by geographic area

28.  Segment information and operations by geographic area

In accordance with FASB ASC 280-010-50-22, the Group considers the financial information reviewed by our CODM or otherwise regularly provided to the CODM, to identify its operating segment and the measures of profit or loss and total assets for each segment. The specific items or accounts included in the measure of segment profit or loss reviewed by our CODM or are otherwise regularly provided to the CODM are: revenue from external customer, intersegment revenue, gross profit/(loss), interest income and expenses, and income/(loss) before income taxes.

The basis of accounting for recording revenue from external customer, intersegment sales and corresponding cost of revenues, interest income and expenses, and income/(loss) before income taxes is in conformity with the accounting policies used in the consolidated financial statements, and such segment financial information is prepared and disclosed in accordance with aforementioned accounting basis, is on the same basis by which the Company reports internally to its CODM.

The intersegment revenues from the sale of solar modules from manufacturing segment to solar projects segment were recorded based on amounts charged to the solar projects segment, which are generally determined using fair market price charged to independent third party customers. The corresponding cost of revenues related to intersegment revenues is recorded based on the actual costs of revenues incurred by the solar product manufacturing segment.

The Group’s operating segments have certain of their own dedicated administrative and corporate key functions, such as accounting, administration, procurements, marketing and human resource. Costs for these functions are recorded and included in the respective selling, general and administrative costs for each of our segment.

With the growth of business of electricity generation in 2015, the CODM began to operate and manage its business by two segments — manufacturing segment and solar projects segment. The following table set forth the results of operations of the segments and reconciliation with consolidated results of operations for the years ended December 31, 2014, 2015 and 2016:

	Year Ended December 31, 2016
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	15,580,576	156,300	—	15,736,876
Revenues—intersegment	974,835	—	(974,835)	—
Gross profit— third parties	2,225,215	68,326	—	2,293,541
Gross profit—intersegment	213,663	—	(213,663)	—
Depreciation, depletion, and amortization expense	(837,842)	(74,857)	—	(912,699)
Interest expense	(215,675)	(68,659)	—	(284,334)
Interest income	18,509	341	—	18,850
Income/(loss) before income taxes	1,106,227	(49,653)	(213,663)	842,911

Total assets	16,421,270	3,633,553	(1,023,567)	19,031,256

	Year Ended December 31, 2015
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	13,461,181	64,226	—	13,525,407
Revenues—intersegment	263,332	—	(263,332)	—
Gross profit— third parties	2,258,099	34,490	—	2,292,589
Gross profit—intersegment	59,599	—	(59,599)	—
Depreciation, depletion, and amortization expense	(771,986)	(25,685)	—	(797,671)
Interest expense	(218,759)	(30,623)	—	(249,382)
Interest income	25,321	250	—	25,571
Income/(loss) before income taxes	880,393	(48,992)	(59,599)	771,802

Total assets	15,318,101	1,277,414	(289,612)	16,305,903

	Year Ended December 31, 2014
	RMB
	Manufacturing	Solar projects	Elimination*	Total
Revenues—third parties	11,295,523	—	—	11,295,523
Revenues—intersegment	690,593	—	(690,593)	—
Gross profit— third parties	1,756,495	—	—	1,756,495
Gross profit—intersegment	175,704	—	(175,704)	—
Depreciation, depletion, and amortization expense	(685,345)	—	—	(685,345)
Interest expense	(229,665)	—	—	(229,665)
Interest income	28,169	44	—	28,213
Income/(loss) before income taxes	701,363	(5,619)	(175,704)	520,040

Total assets	14,193,590	791,884	(501,696)	14,483,778

*Elimination refers to (1) the elimination of revenue and profit from the sale of solar modules from manufacturing segment to solar project segment; (2) the elimination of unsettled receivables from manufacturing segment and unsettled payables from solar projects segment resulting from the above sales of solar modules.

The following table summarizes the Group’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
China	3,741,732	5,819,828	8,080,921
Outside China:
Japan	3,852,572	2,437,507	1,401,243
Rest of the world	3,701,219	5,268,072	6,254,712

Total outside China	7,553,791	7,705,579	7,655,955

Total net revenue	11,295,523	13,525,407	15,736,876

The Group’s long-lived fixed assets with an amount of RMB 637,508 were located in Malaysia, and the rest are substantially located in China.